Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 1,489,000	$ 0
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,575,000		$ 47,086,000
SWA
Financial Instruments and Financial Risk Management
Financial assets	28,678,000		27,943,000
ETX
Financial Instruments and Financial Risk Management
Financial assets	19,897,000		19,143,000
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	2,521,000		2,500,000
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	48,575,000		47,086,000
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 2,521,000		$ 2,500,000